Other income and other net gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Government subsidies (note)	$ 0	$ 108	$ 535
Bank interest income	2,039	3,924	472
Dividend income	0	0	10
Net foreign exchange gains/(losses)	320	330	(663)
Sundry income	386	145	76
Other income and other net gain/(losses)	$ 2,745	4,507	430
Revenue from funding support of employee support scheme		72	235
Revenue from funding support of job creation scheme		$ 36	$ 300